SCHEDULE OF SEGMENT REPORTING (Details) - USD ($)		6 Months Ended
		Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Segment Reporting Information [Line Items]
Revenues	[1]	$ 10,536,656	$ 6,425,577
(Loss) income from operations		(3,532,531)	(13,922,205)
CBT’s loss from equity method investments		(307,403)	(578,619)
BT’s other income		572,634	41,345
Corporate other income, net		1,558,620	473,879
Corporate interest income		1,115	2,109
Corporate interest expense		(288,707)	(480,548)
(Loss) before income taxes		(1,996,272)	(14,464,039)
Income tax benefit		(4,283)	(871)
Net loss		(2,000,555)	(14,464,910)
Net loss attributable to the non- controlling interest			366,570
Net loss attributable to the Company		(2,000,555)	(14,098,340)
Non-cash compensation		14,500	5,092,962
Depreciation and amortization		4,020,115	2,713,008
Provisions for allowance for credit losses on accounts receivable, other receivable and advances to suppliers		(399,735)	6,697,608
Inventory obsolescence provision		678,370	48,589
Total assets		39,487,732		$ 47,155,491
TIT Segment [Member]
Segment Reporting Information [Line Items]
Revenues	[1]	122,085	88,670
(Loss) income from operations		6,185,026	(72,677)
Non-cash compensation			55,840
Depreciation and amortization		23,996	16,356
Provisions for allowance for credit losses on accounts receivable, other receivable and advances to suppliers		(39,372)	(61,812)
Inventory obsolescence provision		574,506
Total assets		354,452		6,462,162
CBT Segment [Member]
Segment Reporting Information [Line Items]
Revenues	[1]	6,900,963	5,522,135
(Loss) income from operations		(7,855,472)	(8,792,969)
Non-cash compensation			335,040
Depreciation and amortization		2,858,829	2,385,886
Provisions for allowance for credit losses on accounts receivable, other receivable and advances to suppliers		(360,317)	6,752,063
Inventory obsolescence provision		103,864	48,589
Total assets		29,619,006		30,981,079
BT Segment [Member]
Segment Reporting Information [Line Items]
Revenues	[1]	3,513,608	814,772
(Loss) income from operations		(1,624,014)	(1,246,811)
Non-cash compensation			1,357,383
Depreciation and amortization		1,137,290	310,766
Provisions for allowance for credit losses on accounts receivable, other receivable and advances to suppliers		(46)	7,357
Total assets		9,507,247		9,712,250
Corporate and Others [Member]
Segment Reporting Information [Line Items]
(Loss) income from operations	[2]	(238,071)	(3,809,748)
Non-cash compensation		14,500	$ 3,344,699
Total assets		$ 7,027

[1]	Revenues by operating segments exclude intercompany transactions.
[2]	Includes non-cash compensation, professional fees and consultancy fees for the Company.